Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Stockholder's Equity - Plan 2025 movements (Table)
	Number of RSUs Granted	Number of RSUs Forfeited	Number of RSUs Vested	Balance of Non-Vested RSUs	Grant – Date Fair Value per share
December 31, 2023	—	—	—	—	$—
Granted July 24,2024	625,000	(3,000)	—	622,000	$26.07
Vested during 2024	—	—	—	—	$26.07
December 31, 2024	625,000	(3,000)	—	622,000	$26.07
Vested January 1, 2025	—	—	(155,500)	(155,500)	$26.07
June 30, 2025	625,000	(3,000)	(155,500)	466,500	$26.07